UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2006
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      7-27-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  46
                                        -------------------

Form 13F Information Table Value Total:  $954,645
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 6/30/06

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
3M CO COM               FOREIGN COMMON  88579Y101  10,558        130,711  X                                70,266     60,445
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  26,416        965,484  X                                92,095    873,389
ACCENTURE LTD SHS CL    COMMON          G1150G111   9,792        345,780  X                               206,510    139,270
AMERICAN INTL GROUP I   FOREIGN COMMON  026874107   6,678        113,083  X                                62,609     50,474
ASTRAZENECA PLC ADR S   COMMON          046353108  26,464        442,390  X                                49,154    393,236
BANK AMER CORP COM      FOREIGN COMMON  060505104  10,138        210,767  X                               114,544     96,223
BARCLAYS PLC ADR        COMMON          06738E204  33,723        736,634  X                                71,950    664,684
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  22,064        316,973  X                                34,992    281,981
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  32,895        847,371  X                                85,859    761,512
CANON INC ADR           FOREIGN COMMON  138006309  29,395        401,181  X                                39,551    361,630
CITIGROUP INC COM       FOREIGN COMMON  172967101  13,585        281,550  X                               151,951    129,599
COCA COLA CO            COMMON          191216100   9,342        217,160  X                               130,450     86,710
CRH PLC ADR             COMMON          12626K203  22,143        665,159  X                                74,406    590,753
DANSKE BK A/S ADR       FOREIGN         236363107  17,450        917,087  X                               107,279    809,808
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  34,647        512,906  X                                52,003    460,903
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  26,755        455,409  X                                48,194    407,215
EXXON MOBIL CORP COM    FOREIGN COMMON  30231G102   9,992        162,867  X                                92,610     70,257
FEDERAL NAT MORTGAGE    COMMON          313586109   6,251        129,951  X                                74,379     55,572
FRANCE TELECOM ADR SP   COMMON          35177Q105  27,454      1,255,903  X                               275,203    980,700
GENERAL ELEC CO         FOREIGN         369604103   9,421        285,825  X                               167,026    118,799
GLAXOSMITHKLINE PLC A   COMMON          37733W105  34,766        623,054  X                                62,373    560,681
HEINEKEN N V ADR        FOREIGN COMMON  423012202  27,229      1,284,776  X                               130,741  1,154,035
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  26,296        297,632  X                                28,706    268,926
I B M                   FOREIGN COMMON  459200101   8,866        115,409  X                                69,764     45,645
ING GROEP N V ADR SPO   COMMON          456837103  30,019        763,466  X                                73,923    689,543
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103  27,332        380,407  X                                36,900    343,507
JOHNSON & JOHNSON       FOREIGN COMMON  478160104  10,032        167,422  X                                99,204     68,218
LILLY, ELI AND COMPAN   COMMON          532457108   7,843        141,910  X                                89,409     52,501
MITSUBISHI UFJ FINL G   FOREIGN COMMON  606822104  28,403      2,036,050  X                               196,437  1,839,613
NESTLE S A ADR SPON R   COMMON          641069406  34,339        438,184  X                                43,348    394,836
NOKIA CORP ADR SPONSO   FOREIGN         654902204  25,734      1,270,165  X                               125,077  1,145,088
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  33,020        612,395  X                                60,653    551,742
NOVO-NORDISK A S ADR    FOREIGN COMMON  670100205  15,311        240,778  X                                27,043    213,735
ORACLE SYS CORP         FOREIGN COMMON  68389X105  11,052        762,762  X                               408,077    354,685
PFIZER INC              FOREIGN         717081103  10,166        433,151  X                               238,496    194,655
PROCTER & GAMBLE COMP   COMMON          742718109  10,025        180,304  X                               103,455     76,849
ROYAL DUTCH SHELL PLC   COMMON  COMMON  780259206  25,316        377,960  X                                38,654    339,306
SANOFI-AVENTIS ADR      COMMON          80105N105  35,973        738,668  X                                74,583    664,085
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  27,314        928,762  X                                96,491    832,271
TELECOM CORP NEW ZEAL   FOREIGN COMMON  879278208  11,216        563,887  X                                63,530    500,357
TESCO PLC ADR SPONSOR   FOREIGN COMMON  881575302  24,139      1,302,533  X                               145,930  1,156,603
TNT N V SPON ADR        FOREIGN         87260W101  16,348        456,659  X                                51,095    405,564
TOTAL FINA ELF S A AD   COMMON          89151E109  27,269        416,200  X                                40,627    375,573
UBS AG SHS              FOREIGN COMMON  H8920M855  25,334        230,935  X                                26,142    204,793
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  31,097      1,379,623  X                               141,022  1,238,601
VODAFONE GROUP PLC NE   FOREIGN         92857W100  15,602        732,503  X                                82,089    650,414